Trade Receivables, Other Receivables and Prepayments (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Trade Receivables [Line Items]
Average credit period, description	The Group allows an average credit period of 90 -120 days to its trade customers.
Bad deb allowance		$ 331,196
Trade receivables	$ 1,723,364	$ 3,598,158